EARNINGS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income/(loss) available to ordinary shareholders		(26,776,000)	351,531,000	359,499,000
Dilutive effect of issuance and buy-back of convertible bonds		0	(845,000)	(1,418,000)
Dilutive effect of issuance of convertible notes		0	(232,278,000)	0
Net income/(loss) for diluted earnings		(26,776,000)	118,408,000	358,081,000
Denominator:
Denominator for basic earnings per share-weighted average ordinary shares outstanding	90,804,777	90,804,777	84,221,665	80,846,617
Dilutive effect of share options	0	0	1,951,850	2,847,416
Dilutive effect of convertible bonds	0	0	671,670	1,053,069
Dilutive effect of convertible notes	0	0	7,454,208	0
Denominator for diluted earnings per share	90,804,777	90,804,777	94,299,393	84,747,102
Basic earnings per share	$ (0.05)	(0.29)	4.17	4.45
Diluted earnings per share	$ (0.05)	(0.29)	1.26	4.23